Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 16,227	$ 12,250
Machinery and equipment payables	31,206	42,716
Accrued expenses	152,706	156,595
Sales return accrued liabilities	37,317	35,095
Other tax payables	2,985	11,109
Bonus and benefit payables	354,663	496,883
Other payables	9,572	48,348
Total accounts payable and accrued liabilities	$ 604,676	$ 802,996